Leases - Schedule of Minimum Lease Payment Under its Operating Lease (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Minimum Lease Payment Under Its Operating Lease [Abstract]
2026	$ 980,663	$ 124,927
2027	299,984	38,215
Total future lease payments	1,280,647	163,142
Amount representing interest	(43,695)	(5,566)
Present value of future payments	1,236,952	157,576	$ 2,344,131
Less: current portion	945,801	120,486	1,095,621
Non-current portion	$ 291,151	$ 37,090	$ 1,248,510